Intangible Assets (Details) - Schedule of Amortization Charged - Other intangible assets [member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets (Details) - Schedule of Amortization Charged [Line Items]
Selling and marketing expenses	$ 944,343	$ 964,872
Cost of revenue	706,792	593,574
General and administrative expenses (note 6)	2,449	1,495
Total	$ 1,653,584	$ 1,559,941